Key management personnel disclosures, Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Key Management Personnel Disclosures [Abstract]
Short-term employee benefits	$ 1,610,088	$ 368,493
Post-employment benefits	81,550	32,328
Share-based payments	13,314,679	174,603
Total compensation	$ 15,006,317	$ 575,424